Supplement to the
Fidelity Advisor® Limited Term Bond Fund
October 30, 2025
Summary Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
BTL-SUSTK-1225-103 1.9909562.103	December 12, 2025
Supplement to the
Fidelity Advisor® Limited Term Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Summary Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
LTB-SUSTK-1225-106 1.9881465.106	December 12, 2025